Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Provision for Income Taxes
The provision for income taxes consisted of the following (in thousands):

	December 31, 2019	December 31, 2020
Current expense:
Federal	$280	$1
State	326	662

Total	606	663
Deferred expense (benefit):
Federal	468	404
State	(36)	(78)

Total	432	326
Provision for income taxes	$1,038	$989

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities	The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows (in thousands):

	December 31, 2019	December 31, 2020
Deferred tax assets:
Research and development credit carryover	$275	$1,557
Deferred rent expense	1,002	1,073
Intangible asset amortization	78	23

	1,355	2,653

Deferred tax liabilities:
Fixed asset depreciation	(375)	(2,866)
Accrual to cash adjustments	(6,249)	(5,398)
Goodwill amortization	(777)	(861)

	(7,401)	(9,125)

Net deferred tax liabilities	($6,046)	($6,472)

Schedule of Reconciliation of Income Tax Expense
Income tax expense differed from the amounts computed by applying the federal statutory income tax rate of 21% to pretax income due to the following adjustments (in thousands):

	December 31, 2019	December 31, 2020
Statutory Rate	$528	$410
State income taxes, net of federal benefit	76	69
Effective rate differential for DCPC—S-corp	81	(59)
State income tax rate change	83	77
Permanent differences	97	68
Stock repurchase liability	1,078	1,474
Valuation Allowance	—	27
Change in tax status	—	170
Other	53	42
Research & development credit	(958)	(1,289)

Provision for income tax	$1,038	$989